EQUITY (Details Narrative) - USD ($)			1 Months Ended																						12 Months Ended
	Jul. 17, 2023	Jul. 24, 2020	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Aug. 31, 2023	Jul. 31, 2023	May 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares, authorized			100,000,000												100,000,000										100,000,000	100,000,000
Restricted award shares																								6,718
Restricted award, value																								$ 118,000
Stock issued during period shares issued for services																				50,000
Stock issued during period value issued for services																				$ 340,000					$ 820,400	$ 1,360,000
Number of ordinary share value as commitment fees																									495,567
Number of shares issued					167,935	229,077	209,380			149,925	87,422	56,882
Proceeds from issuance of common stock																									4,169,390	1,748,258
Original principal amount					$ 75,000	$ 75,000	$ 100,000			$ 100,000	$ 75,000	$ 50,000
Debt conversion price					$ 0.4466	$ 0.3274	$ 0.4776			$ 0.6670	$ 0.8579	$ 0.8790
Unrecognized compensation expense related to non-vested share options			$ 0												$ 0										0	0
Administrative expense																									6,209,596	5,600,578	$ 6,149,981
Investor [Member] | Public Stand by Equity Purchase Agreement [Member]
Number of ordinary shares as commitment fees																			4,339
Number of ordinary share value as commitment fees	$ 1,000,000																		$ 23,000
Investor [Member] | Private Stand by Equity Purchase Agreement [Member]
Number of ordinary shares as commitment fees																			43,394
Number of ordinary share value as commitment fees	$ 10,000,000																		$ 230,000
Service Compensation [Member]
Restricted award shares																				50,000
Stock issued during period shares issued for services																				50,000
Stock issued during period value issued for services																				$ 340,000
Zhengjiang Taoping [Member]
Restricted award shares																					6,718
Restricted award, value																					$ 49,000
Consultant [Member]
Stock issued during period shares issued for services																						2,000	2,000
Stock issued during period value issued for services																						$ 23,100	$ 23,100		$ 136,000	$ 204,000
Directors Executive Offcers Employee [Member]
Stock issued during period shares issued for services																				200,000
Stock issued during period value issued for services																				$ 1,360,000
Investor [Member]
Number of shares issued			1,800,000	1,200,000				600,000	580,000	1,380,000		590,000	310,000	580,000	420,000	200,000	300,000	80,000
Shares issued price per share				$ 0.382				$ 0.60	$ 0.62	$ 0.77						$ 1.37		$ 4.626
Proceeds from issuance of common stock			$ 504,000	$ 417,400				$ 360,000	$ 359,600	$ 951,240		$ 584,050	$ 336,300	$ 656,800	$ 494,800	$ 274,000	$ 570,200	$ 370,080
Shares issued price per share one				$ 0.30						$ 0.663
Investor [Member] | Maximum [Member]
Shares issued price per share			$ 0.29									$ 1.06	$ 1.09	$ 1.21	$ 1.24		$ 1.97								$ 0.29	$ 1.24
Investor [Member] | Minimum [Member]
Shares issued price per share												0.945	$ 1.08	$ 1.06	$ 1.11		$ 1.84									$ 1.11
Shares issued price per share one			$ 0.272																						$ 0.272
Shares issued price per share two										$ 0.65
Investor [Member] | Median [Member]
Shares issued price per share												$ 0.99
Employees And Directors [Member] | 2016 Equity Incentive Plan [Member]
Stock option granted		33,335
Fair value of stock option grant		300,000
Options contractual life		3 years
Employee [Member]
Stock option granted																									0	0	0
Consultants [Member] | 2016 Equity Incentive Plan [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights
Administrative expense
Shareholders [Member]
Restricted award shares																								20,154